BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
€ in Millions, ₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 NZD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 NZD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 20,020											$ 18,544
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,457											7,801
Borrowings, local currency	7,457											7,801
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,400											2,473
Borrowings, local currency				$ 3,056											$ 3,212
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,941											2,411
Borrowings, local currency | £			£ 2,151											£ 1,819
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,161											1,489
Borrowings, local currency | R$						R$ 6,035											R$ 6,002
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,760											1,427
Borrowings, local currency | ₨		₨ 274,457											₨ 101,929
UF
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,201											1,099
Borrowings, local currency |					29											29
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	320											1,010
Borrowings, local currency									$ 416											$ 1,439
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	417											452
Borrowings, local currency | S/								S/ 1,511											S/ 1,497
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	418											342
Borrowings, local currency							$ 1,430,115											$ 1,124,325
European Union euros
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	59											0
Borrowings, local currency | €										€ 48											€ 0
NZD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 43											$ 40
Borrowings, local currency											$ 60											$ 59